Stock-Based Compensation - Summary of ESPP Share Activity (Detail) - 2009 Employee Stock Purchase Plan [Member]	3 Months Ended
Mar. 31, 2016 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available for future purchases, January 1, 2016	279,589
Additional shares reserved under 2009 ESPP	82,084
Purchases	(33,923)
Available for future purchases, March 31, 2016	327,750